Share Capital and Dividends - Transaction Activity Related to Class of Shares (Details) - shares	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Balance (in shares)	92,725,616	58,695,438
Balance (in shares)	95,195,816	92,725,616